Lease (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Components of lease expense

The components of lease expense were as follows:

Nine Months Ended September 30, 2020
Finance lease:
Amortization of assets, included in depreciation and amortization expense	$608,743
Interest on lease liabilities, included in interest expense	124,300
Operating lease:
Amortization of assets, included in total operating expense	57,709
Interest on lease liabilities, included in total operating expense	16,106
Total net lease cost	$806,858

The components of lease expense were as follows:

Year Ended December 31, 2019
Finance lease:
Amortization of assets, included in depreciation and amortization expense	$674,040
Interest on lease liabilities, included in interest expense	174,322
Operating lease:
Amortization of assets, included in total operating expense	69,428
Interest on lease liabilities, included in total operating expense	24,168
Total net lease cost	$941,958

Supplemental balance sheet information related to leases

Supplemental balance sheet information related to leases was as follows

Operating Leases

Operating lease ROU asset	$263,034

Current operating lease liabilities	103,780
Noncurrent operating lease liabilities	168,390
Total operating lease liabilities	$272,170

September 30, 2020
Finance leases:
Property and equipment, at cost	$4,366,665
Accumulated amortization	(3,172,342)
Property and equipment, net	1,194,323

Current obligations of finance leases	$1,139,827
Finance leases, net of current obligations,	1,509,615
Total finance lease liabilities	$2,649,442

Supplemental balance sheet information related to leases was as follows

Operating Leases

Operating lease ROU asset	$324,267

Current operating lease liabilities	101,505
Noncurrent operating lease liabilities	231,312
Total operating lease liabilities	$332,817

December 31, 2019
Finance leases:
Property and equipment, at cost	$3,596,400
Accumulated amortization	(1,524,552)
Property and equipment, net	2,071,848

Current obligations of finance leases	$833,148
Finance leases, net of current obligations,	1,713,122
Total finance lease liabilities	$2,546,270

Supplemental cash flow and other information related to leases

Supplemental cash flow and other information related to leases was as follows:

Nine Months Ended September 30, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$75,852
Financing cash flows related to finance leases	$829,391

Weighted average remaining lease term (in years):
Operating leases	1.72
Finance leases	2.33

Weighted average discount rate:
Operating leases	7%
Finance leases	6%

Supplemental cash flow and other information related to leases was as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$8,550
Financing cash flows related to finance leases	$741,940

Weighted average remaining lease term (in years):
Operating leases	8.12
Finance leases	2.71

Weighted average discount rate:
Operating leases	7.00%
Finance leases	6.00%

Long-term obligations under the operating and Finance leases

Long-term obligations under the operating and finance leases at September 30, 2020 mature as follows:

For the Twelve Months Ended September 30,	Operating Leases	Finance Leases
2021	$103,780	348,440
2022	106,901	1,241,361
2023	90,696	849,426
2024	-	441,725
Total lease payments	301,377	2,880,952
Less: Amounts representing interest	(29,207)	(231,509)
Total lease obligations	272,170	2,649,443
Less: Current	(103,780)	(1,139,828)
	$168,390	1,509,615

Long-term obligations under the operating and finance leases at December 31, 2019 mature as follows:

For the Year ending December 31,	Operating Leases	Finance Leases
2020	$101,505	$939,972
2021	104,549	939,972
2022	107,718	571,498
2023	64,284	355,104
2024	—	—
Total lease payments	378,055	2,806,546
Less: Amounts representing interest	(45,239)	(260,276)
Total lease obligations	332,817	2,546,270
Less: Current	(101,505)	(833,148)
	$231,312	$1,713,122